Accounts Receivable - Schedule of Allowance for Credit Losses (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Schedule of Allowance for Credit Losses [Abstract]
Balance at Beginning of Period	$ 464,000	$ 396,000	$ 396,000	$ 344,000
Charged to Costs and Expenses	165,000	164,000	20,000	203,000
Deductions from Reserves		(96,000)		(151,000)
Balance at End of Period	$ 629,000	$ 464,000	$ 416,000	$ 396,000